Intangible assets, net (Tables)	12 Months Ended
Dec. 31, 2024
Goodwill and Intangible Assets Disclosure [Abstract]
Finite-Lived Intangible Assets Useful Lives	The following table shows the respective useful lives for intangible assets:

Category	Estimated useful life
Brands	20 years
Intellectual property	3–10 years
Developed technology	6–15 years
Customer relationships	8–18 years
Other	2–10 years

Finite-Lived Other Intangible Assets	As of December 31, 2024, intangible assets consist mainly of brands, intellectual property, developed technology and customer relationships obtained from the acquisitions of HMI (2016) and Cymer (2013):

€, in millions	Brands	Intellectual property	Developed technology	Customer relationships	Other	Total
Cost
Balance at January 1, 2023	38.9	147.1	1,220.2	228.6	222.5	1,857.3
Additions	—	—	—	—	39.3	39.3
Disposals	—	—	—	—	(0.3)	(0.3)
Effect of changes in exchange rates	—	—	—	—	(1.4)	(1.4)
Balance at December 31, 2023	38.9	147.1	1,220.2	228.6	260.1	1,894.9

Additions	—	—	—	—	14.3	14.3
Disposals	—	—	—	—	(0.6)	(0.6)
Effect of changes in exchange rates	—	—	—	—	(0.1)	(0.1)
Balance at December 31, 2024	38.9	147.1	1,220.2	228.6	273.7	1,908.5

Accumulated amortization
Balance at January 1, 2023	14.9	95.8	677.4	121.3	105.5	1,014.9
Amortization	1.9	8.3	76.8	12.7	27.9	127.6
Impairment charges	—	—	—	—	11.1	11.1
Disposals	—	—	—	—	(0.3)	(0.3)
Effect of changes in exchange rates	—	—	—	—	(0.1)	(0.1)
Balance at December 31, 2023	16.8	104.1	754.2	134.0	144.1	1,153.2

Amortization	1.9	8.3	74.5	12.6	28.7	126.0
Impairment charges	—	—	—	—	8.0	8.0
Disposals	—	—	—	—	(0.5)	(0.5)
Effect of changes in exchange rates	—	—	—	—	0.5	0.5
Balance at December 31, 2024	18.7	112.4	828.7	146.6	180.8	1,287.2

Carrying amount
December 31, 2023	22.1	43.0	466.0	94.6	116.0	741.7
December 31, 2024	20.2	34.7	391.5	82.0	92.9	621.3

Finite-Lived Intangible Assets Amortization Expense	The Consolidated statements of operations include the following amortization charges:

Year ended December 31 (€, in millions)	2022	2023	2024
Cost of sales	105.9	102.7	103.8
R&D costs	18.2	19.5	20.8
SG&A	11.0	5.4	1.4
Total amortization	135.1	127.6	126.0

Future Amortization Expenses	As of December 31, 2024, the estimated amortization expenses for intangible assets for the next five years and thereafter are as follows:

€, in millions	Amount
2025	123.4
2026	118.1
2027	115.1
2028	94.4
2029	61.7
Thereafter	108.6
Total	621.3